Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Trade receivables	$ 247,087	$ 198,776
Receivables, Payables, and Loans [member]
Financial assets
Trade receivables	266,938	198,776
Other receivables	5,867	536
Total	272,805	199,312
Financial liabilities
Debt	677,713	653,479
Accounts payable	529,348	445,241
Derivative financial instruments	32,309	16,629
Total	1,239,370	1,115,349
Fair value through profit or loss [member]
Financial assets
Trade receivables
Other receivables
Total
Financial liabilities
Debt
Accounts payable
Derivative financial instruments	32,309	16,629
Total	32,309	16,629
Fair value hierarchy level [member]
Financial assets
Trade receivables
Other receivables
Total
Financial liabilities
Debt
Accounts payable
Derivative financial instruments	2	2
Total